Dividends Declared and Paid - Summary of Dividends Declared and Paid (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Jul. 13, 2017 USD ($)	Jul. 13, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of dividends declared and paid on ordinary capital [line items]
Dividends on ordinary shares			$ 89,305	¥ 597,459	¥ 248,844	¥ 221,549
Dividend paid in cash	$ 34,700		89,305	597,459	235,947
Dividend paid in shares (Note 22)		¥ 12,900			12,897
Final dividend [member]
Disclosure of dividends declared and paid on ordinary capital [line items]
Dividends on ordinary shares			29,499	197,353	¥ 248,844
Special dividend [member]
Disclosure of dividends declared and paid on ordinary capital [line items]
Dividends on ordinary shares			$ 59,806	¥ 400,106